Condensed Consolidated Balance Sheets Details - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Sub-assemblies, components, and raw materials	$ 2,358	$ 2,211	$ 2,803
Work-in-process	1,690	1,683	1,385
Inventory, non-current, gross	4,048	3,894	4,188
Less: allowance for inventory obsolescence	(905)	(798)	(512)	$ (173)
Inventory, non-current	$ 3,143	$ 3,096	$ 3,676